Assumed contingent obligation related to the business combination - Reported change to the value of the liability (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Assumed contingent liability	£ 1,103	£ 996	£ 875
Rhinopharma Limited
Disclosure of detailed information about business combination [line items]
Revenue assumption, % lower	10.00%
Revenue assumption, % higher	10.00%
Risk assumption, % lower	1.00%
Risk assumption, % higher	1.00%
Discount Rate, 1% Variable | Rhinopharma Limited
Disclosure of detailed information about business combination [line items]
Contingent liabilities recognised in business combination, variable up	£ 1,067
Assumed contingent liability	1,103
Contingent liabilities recognised in business combination, variable down	1,141
Revenue Concentration Risk, 10% Variable | Rhinopharma Limited
Disclosure of detailed information about business combination [line items]
Contingent liabilities recognised in business combination, variable up	1,135
Assumed contingent liability	1,103
Contingent liabilities recognised in business combination, variable down	£ 1,071